EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 31 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature are as follows:

	2022	2021	2020
Depreciation and amortization	(2,866,699)	(2,658,561)	(2,499,104)
Labor expenses	(7,367,601)	(7,249,811)	(5,867,265)
Raw material and consumption material	(48,606,561)	(43,720,989)	(26,945,440)
Freight	(4,820,294)	(3,898,360)	(2,572,293)
Other expenses/income, net	(2,151,429)	(1,585,863)	(476,818)
Eletrobras compulsory loan recovery	—	1,391,280	—
Results in operations with subsidiary and joint ventures	—	(162,913)	—
Impairment of non-financial assets	—	—	(411,925)
	(65,812,584)	(57,885,217)	(38,772,845)
Classified as:
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
Selling expenses	(733,026)	(715,830)	(512,950)
General and administrative expenses	(1,454,592)	(1,390,121)	(1,017,435)
Other operating income	246,313	979,760	1,763,684
Other operating expenses	(210,042)	(460,029)	(645,985)
Eletrobras compulsory loan recovery	—	1,391,280	—
Results in operations with subsidiary and joint ventures	—	(162,913)	—
Impairment of financial assets	(81)	357	(64,132)
Impairment of non-financial assets	—	—	(411,925)
	(65,812,584)	(57,885,217)	(38,772,845)